Critical estimates and judgments	12 Months Ended
Mar. 31, 2023
Accounting Judgements And Estimates [Abstract]
Critical Estimates and Judgments

Note 3 — Critical estimates and judgments

The preparation of financial statements requires the use of accounting estimates which, by definition, will seldom equal the actual results. Management also needs to exercise judgment in applying the Company’s accounting policies.

This note provides an overview of the areas that involved a higher degree of judgment or complexity, and of items which are more likely to be materially adjusted due to estimates and assumptions turning out to be wrong. Detailed information about each of these estimates and judgments is included in other notes together with information about the basis of calculation for each affected line item in the financial statements.

Significant estimates and judgments

The preparation of consolidated financial statements and accompanying disclosures in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses and disclosure of contingent assets and liabilities at the date of the financial statements. Although these estimates are based on management's best knowledge of current events and actions that the Company may undertake in the future, actual results may differ from those estimates. Significant estimates include the allowance for doubtful accounts, allowance for inventory obsolescence and sales returns, the useful lives of property and equipment, impairment of goodwill and intangibles, deferred tax asset valuation allowance, and valuation of stock-based compensation. Accordingly, actual results and outcomes could differ from those estimates.

Management does not consider there to be any significant judgments in the preparation of the financial statements.

Estimates and judgments are continually evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the Company and that are believed to be reasonable under the circumstances.